Commitments and Contingencies (Details) - Schedule of supplemental balance sheet information related to leases	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 272,561	$ 34,722	$ 556,021
Current operating lease obligation	272,561	34,722	283,460
Noncurrent operating lease obligation			272,561
Total operating lease obligation	$ 272,561	$ 34,722	$ 556,021
Weighted average remaining lease term (in years):
Operating lease	11 months 1 day	11 months 1 day	1 year 10 months 24 days
Weighted average discount rate:
Operating lease	5.00%	5.00%	5.00%